PLANT EQUIPMENT AND MINING PROPERTIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
COST
Beginning balance	$ 54,262	$ 55,039
Additions/ Transfers	1,488	3,289
Disposals		(4,178)
Effect of movements in exchange rates	10	112
Ending balance	55,760	54,262
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	18,604	16,296
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	2,310	4,407
ACCUMULATED DEPLETION AND DEPRECIATION, Disposals		(2,130)
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates		31
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	20,914	18,604
NET BOOK VALUE
Plant, equipment and mining properties	34,846	35,658
Office equipment, furniture, and fixtures [Member]
COST
Beginning balance	524	149
Disposals		(6)
Effect of movements in exchange rates	5
Ending balance	563	524
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	84	65
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	103	22
ACCUMULATED DEPLETION AND DEPRECIATION, Disposals		(3)
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates		0
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	187	84
NET BOOK VALUE
Plant, equipment and mining properties	376	440
ACCUMULATED DEPLETION AND DEPRECIATION
Additions / Transfers	34	381
Mine machinery and transportation equipment [Member]
COST
Beginning balance	12,919	17,257
Disposals		(3,723)
Ending balance	12,955	12,919
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	4,854	6,830
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	53	51
ACCUMULATED DEPLETION AND DEPRECIATION, Disposals		(2,040)
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates		13
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	4,907	4,854
NET BOOK VALUE
Plant, equipment and mining properties	8,048	8,065
Effect of movements in exchange rates		33
ACCUMULATED DEPLETION AND DEPRECIATION
Additions / Transfers	36	(648)
Mill machinery and processing equipment [Member]
COST
Disposals		(231)
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	4,013	2,416
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	1,284	1,619
ACCUMULATED DEPLETION AND DEPRECIATION, Disposals		(27)
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates		5
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	5,297	4,013
NET BOOK VALUE
Plant, equipment and mining properties	12,186	13,541
Effect of movements in exchange rates		34
ACCUMULATED DEPLETION AND DEPRECIATION
Additions / Transfers	(71)	148
Beginning balance	17,554	17,603
Ending balance	17,483	17,554
Computer equipment [member]
COST
Beginning balance	341	358
Disposals		(12)
Ending balance	347	341
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	213	175
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	43	49
ACCUMULATED DEPLETION AND DEPRECIATION, Disposals		(11)
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates		0
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	256	213
NET BOOK VALUE
Plant, equipment and mining properties	91	128
Effect of movements in exchange rates		1
ACCUMULATED DEPLETION AND DEPRECIATION
Additions / Transfers	6	(6)
Mining Property [member]
COST
Beginning balance	13,637	12,962
Additions/ Transfers	(493)	644
Ending balance	13,149	13,637
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	8,066	6,102
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	577	1,952
ACCUMULATED DEPLETION AND DEPRECIATION, Disposals		0
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates		12
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	8,643	8,066
NET BOOK VALUE
Plant, equipment and mining properties	4,506	5,571
Effect of movements in exchange rates	5	31
Buildings [Member]
COST
Disposals		(206)
ACCUMULATED DEPLETION AND DEPRECIATION, beginning balance	1,374	708
ACCUMULATED DEPLETION AND DEPRECIATION, Additions / Transfers	250	714
ACCUMULATED DEPLETION AND DEPRECIATION, Disposals		(49)
ACCUMULATED DEPLETION AND DEPRECIATION, Effect of movements in exchange rates		1
ACCUMULATED DEPLETION AND DEPRECIATION, Ending balance	1,624	1,374
NET BOOK VALUE
Plant, equipment and mining properties	9,639	7,913
Effect of movements in exchange rates		13
ACCUMULATED DEPLETION AND DEPRECIATION
Additions / Transfers	1,976	2,770
Beginning balance	9,287	6,710
Ending balance	$ 11,263	$ 9,287